Distribution Date:	01/18/24	Morgan Stanley Capital I Trust 2017-H1
Determination Date:	01/11/24
Next Distribution Date:	02/16/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2017-H1

Table of Contents				Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Trust Advisor	BellOak, LLC
Principal Prepayment Detail	17
			Attention: Reporting		Reporting@belloakadvisors.com
Historical Detail	18		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Delinquency Loan Detail	19	Asset Representations	BellOak, LLC
Collateral Stratification and Historical Detail	20	Reviewer
			Attention: Reporting		Reporting@belloakadvisors.com
Specially Serviced Loan Detail - Part 1	21
			200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Specially Serviced Loan Detail - Part 2	22
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Modified Loan Detail	23		Bank, N.A.
Historical Liquidated Loan Detail	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Historical Bond / Collateral Loss Reconciliation Detail	25		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691JAQ7	1.954000%	34,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691JAR5	3.089000%	88,000,000.00	24,898,496.92	24,898,496.92	64,092.88	0.00	0.00	24,962,589.80	0.00	0.00%	30.00%
A-SB	61691JAS3	3.304000%	50,200,000.00	32,165,632.03	3,402,777.76	88,562.71	0.00	0.00	3,491,340.47	28,762,854.27	34.20%	30.00%
A-3	61691JAT1	3.153000%	41,900,000.00	41,900,000.00	492,230.57	110,092.25	0.00	0.00	602,322.82	41,407,769.43	34.20%	30.00%
A-4	61691JAU8	3.259000%	245,000,000.00	245,000,000.00	0.00	665,379.17	0.00	0.00	665,379.17	245,000,000.00	34.20%	30.00%
A-5	61691JAV6	3.530000%	303,306,000.00	303,306,000.00	0.00	892,225.15	0.00	0.00	892,225.15	303,306,000.00	34.20%	30.00%
A-S	61691JAY0	3.773000%	69,479,000.00	69,479,000.00	0.00	218,453.56	0.00	0.00	218,453.56	69,479,000.00	26.81%	23.63%
B	61691JAZ7	4.075000%	54,493,000.00	54,493,000.00	0.00	185,049.15	0.00	0.00	185,049.15	54,493,000.00	21.01%	18.63%
C	61691JBA1	4.281000%	51,769,000.00	51,769,000.00	0.00	184,685.91	0.00	0.00	184,685.91	51,769,000.00	15.51%	13.88%
D	61691JAC8	2.546000%	38,123,000.00	38,123,000.00	0.00	80,884.30	0.00	0.00	80,884.30	38,123,000.00	11.45%	10.38%
E-RR	61691JAF1	4.851834%	23,182,000.00	23,182,000.00	0.00	93,729.35	0.00	0.00	93,729.35	23,182,000.00	8.98%	8.25%
F-RR	61691JAH7	4.851834%	24,522,000.00	24,522,000.00	0.00	99,147.23	0.00	0.00	99,147.23	24,522,000.00	6.37%	6.00%
G-RR	61691JAK0	4.851834%	20,435,000.00	20,435,000.00	0.00	82,622.70	0.00	0.00	82,622.70	20,435,000.00	4.20%	4.13%
H-RR	61691JBC7	4.851834%	17,710,000.00	17,710,000.00	0.00	71,604.99	0.00	0.00	71,604.99	17,710,000.00	2.32%	2.50%
J-RR	61691JBE3	4.851834%	27,247,186.00	26,582,367.32	0.00	17,719.11	0.00	4,811,594.43	17,719.11	21,770,772.89	0.00%	0.00%
V	61691JAM6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691JAN4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,089,866,186.01	973,565,496.27	28,793,505.25	2,854,248.46	0.00	4,811,594.43	31,647,753.71	939,960,396.59

X-A	61691JAW4	1.477011%	762,906,000.00	647,270,128.95	0.00	796,687.38	0.00	0.00	796,687.38	618,476,623.70
X-B	61691JAX2	0.835547%	175,741,000.00	175,741,000.00	0.00	122,366.57	0.00	0.00	122,366.57	175,741,000.00
X-D	61691JAA2	2.305834%	38,123,000.00	38,123,000.00	0.00	73,254.44	0.00	0.00	73,254.44	38,123,000.00
Notional SubTotal			976,770,000.00	861,134,128.95	0.00	992,308.39	0.00	0.00	992,308.39	832,340,623.70

Deal Distribution Total					28,793,505.25	3,846,556.85	0.00	4,811,594.43	32,640,062.10

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691JAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691JAR5	282.93746500	282.93746500	0.72832818	0.00000000	0.00000000	0.00000000	0.00000000	283.66579318	0.00000000
A-SB	61691JAS3	640.74964203	67.78441753	1.76419741	0.00000000	0.00000000	0.00000000	0.00000000	69.54861494	572.96522450
A-3	61691JAT1	1,000.00000000	11.74774630	2.62750000	0.00000000	0.00000000	0.00000000	0.00000000	14.37524630	988.25225370
A-4	61691JAU8	1,000.00000000	0.00000000	2.71583335	0.00000000	0.00000000	0.00000000	0.00000000	2.71583335	1,000.00000000
A-5	61691JAV6	1,000.00000000	0.00000000	2.94166667	0.00000000	0.00000000	0.00000000	0.00000000	2.94166667	1,000.00000000
A-S	61691JAY0	1,000.00000000	0.00000000	3.14416673	0.00000000	0.00000000	0.00000000	0.00000000	3.14416673	1,000.00000000
B	61691JAZ7	1,000.00000000	0.00000000	3.39583341	0.00000000	0.00000000	0.00000000	0.00000000	3.39583341	1,000.00000000
C	61691JBA1	1,000.00000000	0.00000000	3.56750005	0.00000000	0.00000000	0.00000000	0.00000000	3.56750005	1,000.00000000
D	61691JAC8	1,000.00000000	0.00000000	2.12166671	0.00000000	0.00000000	0.00000000	0.00000000	2.12166671	1,000.00000000
E-RR	61691JAF1	1,000.00000000	0.00000000	4.04319515	0.00000000	0.00000000	0.00000000	0.00000000	4.04319515	1,000.00000000
F-RR	61691JAH7	1,000.00000000	0.00000000	4.04319509	0.00000000	0.00000000	0.00000000	0.00000000	4.04319509	1,000.00000000
G-RR	61691JAK0	1,000.00000000	0.00000000	4.04319550	0.00000000	0.00000000	0.00000000	0.00000000	4.04319550	1,000.00000000
H-RR	61691JBC7	1,000.00000000	0.00000000	4.04319537	0.00000000	0.00000000	0.00000000	0.00000000	4.04319537	1,000.00000000
J-RR	61691JBE3	975.60046458	0.00000000	0.65030972	3.29423339	48.37152431	0.00000000	176.59050847	0.65030972	799.00995611
V	61691JAM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691JAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691JAW4	848.42710498	0.00000000	1.04427987	0.00000000	0.00000000	0.00000000	0.00000000	1.04427987	810.68522688
X-B	61691JAX2	1,000.00000000	0.00000000	0.69628926	0.00000000	0.00000000	0.00000000	0.00000000	0.69628926	1,000.00000000
X-D	61691JAA2	1,000.00000000	0.00000000	1.92152874	0.00000000	0.00000000	0.00000000	0.00000000	1.92152874	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	12/01/23 - 12/30/23	30	0.00	64,092.88	0.00	64,092.88	0.00	0.00	0.00	64,092.88	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	88,562.71	0.00	88,562.71	0.00	0.00	0.00	88,562.71	0.00
A-3	12/01/23 - 12/30/23	30	0.00	110,092.25	0.00	110,092.25	0.00	0.00	0.00	110,092.25	0.00
A-4	12/01/23 - 12/30/23	30	0.00	665,379.17	0.00	665,379.17	0.00	0.00	0.00	665,379.17	0.00
A-5	12/01/23 - 12/30/23	30	0.00	892,225.15	0.00	892,225.15	0.00	0.00	0.00	892,225.15	0.00
X-A	12/01/23 - 12/30/23	30	0.00	796,687.38	0.00	796,687.38	0.00	0.00	0.00	796,687.38	0.00
X-B	12/01/23 - 12/30/23	30	0.00	122,366.57	0.00	122,366.57	0.00	0.00	0.00	122,366.57	0.00
X-D	12/01/23 - 12/30/23	30	0.00	73,254.44	0.00	73,254.44	0.00	0.00	0.00	73,254.44	0.00
A-S	12/01/23 - 12/30/23	30	0.00	218,453.56	0.00	218,453.56	0.00	0.00	0.00	218,453.56	0.00
B	12/01/23 - 12/30/23	30	0.00	185,049.15	0.00	185,049.15	0.00	0.00	0.00	185,049.15	0.00
C	12/01/23 - 12/30/23	30	0.00	184,685.91	0.00	184,685.91	0.00	0.00	0.00	184,685.91	0.00
D	12/01/23 - 12/30/23	30	0.00	80,884.30	0.00	80,884.30	0.00	0.00	0.00	80,884.30	0.00
E-RR	12/01/23 - 12/30/23	30	0.00	93,729.35	0.00	93,729.35	0.00	0.00	0.00	93,729.35	0.00
F-RR	12/01/23 - 12/30/23	30	0.00	99,147.23	0.00	99,147.23	0.00	0.00	0.00	99,147.23	0.00
G-RR	12/01/23 - 12/30/23	30	0.00	82,622.70	0.00	82,622.70	0.00	0.00	0.00	82,622.70	0.00
H-RR	12/01/23 - 12/30/23	30	0.00	71,604.99	0.00	71,604.99	0.00	0.00	0.00	71,604.99	0.00
J-RR	12/01/23 - 12/30/23	30	1,223,283.36	107,477.70	0.00	107,477.70	89,758.59	0.00	0.00	17,719.11	1,317,987.92
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			1,223,283.36	3,936,315.44	0.00	3,936,315.44	89,758.59	0.00	0.00	3,846,556.85	1,317,987.92

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	32,640,062.10
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,950,601.04	Master Servicing Fee	7,562.93
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,197.76
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	419.17
ARD Interest	0.00	Operating Advisor Fee	707.83
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	167.67
Extension Interest	0.00	Pari Passu Loan Primary Servicing Fee	230.25
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,950,601.04	Total Fees	14,285.61

Principal		Expenses/Reimbursements
Scheduled Principal	984,649.29	Reimbursement for Interest on Advances	48,202.41
Unscheduled Principal Collections		ASER Amount	60,424.08
Principal Prepayments	27,808,855.96	Special Servicing Fees (Monthly)	(22,200.57)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	3,332.67
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	28,793,505.25	Total Expenses/Reimbursements	89,758.59

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,846,556.85
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	28,793,505.25
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	32,640,062.10
Total Funds Collected	32,744,106.29	Total Funds Distributed	32,744,106.30

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	973,565,496.27	973,565,496.27	Beginning Certificate Balance	973,565,496.27
(-) Scheduled Principal Collections	984,649.29	984,649.29	(-) Principal Distributions	28,793,505.25
(-) Unscheduled Principal Collections	27,808,855.96	27,808,855.96	(-) Realized Losses	4,811,594.43
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	4,811,594.43
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	4,811,594.43	4,811,594.43	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	939,960,396.59	939,960,396.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	974,221,415.92	974,221,415.92	Ending Certificate Balance	939,960,396.59
Ending Actual Collateral Balance	940,591,846.55	940,591,846.55

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.85%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP
5,000,000 or less	4	15,856,988.11	1.69%	34	5.0468	1.415818	1.30 or less	14	224,439,120.03	23.88%	31	5.0892	0.800100
5,000,001 to 10,000,000	16	114,596,263.47	12.19%	39	4.8668	1.708160	1.31 to 1.40	3	32,261,824.43	3.43%	38	4.9896	1.345071
10,000,001 to 15,000,000	7	90,504,745.82	9.63%	34	4.9608	2.013183	1.41 to 1.50	2	27,040,006.61	2.88%	38	4.7883	1.440509
15,000,001 to 20,000,000	8	143,394,678.85	15.26%	37	5.0184	0.913320	1.51 to 1.60	6	129,396,586.39	13.77%	40	4.6431	1.536266
20,000,001 to 35,000,000	7	187,386,303.90	19.94%	33	4.8045	1.726433	1.61 to 1.80	6	137,348,225.73	14.61%	29	4.5638	1.712502
35,000,001 to 50,000,000	4	177,449,873.26	18.88%	31	4.6248	1.833290	1.81 to 2.00	4	78,326,440.96	8.33%	40	4.5337	1.972010
50,000,001 or greater	3	173,652,653.48	18.47%	40	4.1368	1.831619	2.01 to 2.25	7	152,128,832.27	16.18%	40	4.2979	2.151703
Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200	2.26 to 2.50	2	28,230,110.55	3.00%	40	4.5899	2.472019
							2.51 or greater	5	93,670,359.92	9.97%	39	4.7706	2.677062
							Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP
							Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP
Alaska	1	8,529,499.01	0.91%	38	5.7300	2.980000
							Industrial	4	48,559,697.59	5.17%	39	4.8967	1.942416
Arizona	1	20,976,719.66	2.23%	38	4.7300	1.430000
							Lodging	9	116,791,358.86	12.43%	27	5.4060	0.899076
California	6	88,034,427.78	9.37%	38	4.7092	1.918577
							Mixed Use	10	29,385,353.91	3.13%	39	4.8266	1.572523
Colorado	4	61,963,660.16	6.59%	15	5.0322	0.968941
							Multi-Family	4	81,967,699.22	8.72%	39	4.4738	2.430327
Delaware	10	37,130,487.04	3.95%	39	4.4412	2.283992
							Office	20	350,706,224.64	37.31%	34	4.6807	1.558432
Florida	2	16,339,685.04	1.74%	40	5.0754	2.075215
							Other	13	55,727,027.42	5.93%	39	3.8122	1.703738
Georgia	2	8,290,593.02	0.88%	38	5.3015	2.698776
							Retail	17	214,562,968.41	22.83%	40	4.6131	1.869712
Indiana	1	13,500,000.00	1.44%	39	4.0000	2.130000
							Self Storage	1	5,141,176.42	0.55%	40	4.7100	2.110000
Maryland	2	7,967,549.08	0.85%	40	4.9951	1.667891
							Totals	83	939,960,396.59	100.00%	36	4.7086	1.665200
Michigan	6	45,365,274.01	4.83%	39	4.8544	1.482077

Minnesota	1	351,806.17	0.04%	39	3.7950	1.710000

Nevada	1	5,229,197.42	0.56%	40	4.8700	1.970000

New Jersey	2	60,888,668.48	6.48%	39	4.6483	1.261166

New York	11	217,778,173.58	23.17%	40	4.6559	1.510579

North Carolina	2	13,772,549.62	1.47%	38	4.7597	1.499159

Ohio	1	15,746,552.63	1.68%	38	5.1860	1.980000

Pennsylvania	5	81,625,730.47	8.68%	36	4.8390	1.556569

Tennessee	1	9,647,970.81	1.03%	41	4.3500	2.060000

Texas	7	85,398,581.87	9.09%	41	4.2769	2.051221

Utah	2	20,449,962.38	2.18%	39	4.0869	2.068451

Virginia	1	31,345,691.00	3.33%	40	4.8600	1.290000

Washington	8	51,628,484.96	5.49%	11	4.8997	1.718123

Wisconsin	1	880,242.29	0.09%	39	3.7950	1.710000

Totals	83	939,960,396.59	100.00%	36	4.7086	1.665200

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP
	4.0000% or less	2	68,500,000.00	7.29%	39	3.8354	1.792774	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.5000%	9	259,577,513.99	27.62%	40	4.2977	2.153300	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	20	318,081,104.68	33.84%	38	4.7549	1.556968	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% or greater	18	256,682,888.22	27.31%	27	5.2786	1.251599	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200	49 months or greater	49	902,841,506.89	96.05%	36	4.7026	1.659493
								Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP
	59 months or less	49	902,841,506.89	96.05%	36	4.7026	1.659493	Interest Only	13	378,089,855.00	40.22%	36	4.4100	1.943527
60 months to 98 months		0	0.00	0.00%	0	0.0000	0.000000	300 months or less	36	524,751,651.89	55.83%	36	4.9134	1.454844
99 months to 108 months		0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200
	Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	37,118,889.70	3.95%	40	4.8552	NAP			No outstanding loans in this group
Underwriter's Information		5	113,056,319.90	12.03%	26	4.7215	1.800383
	12 months or less	44	789,785,186.99	84.02%	37	4.6999	1.639325
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	939,960,396.59	100.00%	36	4.7086	1.665200
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30312462	RT	The Woodlands	TX	Actual/360	4.085%	228,646.53	0.00	0.00	N/A	06/01/27	--	65,000,000.00	65,000,000.00	01/01/24
2A1	30312466	OF	New York	NY	Actual/360	4.324%	160,390.92	62,935.85	0.00	05/06/27	05/06/32	--	43,075,954.11	43,013,018.26	01/06/24
2A3	30312468				Actual/360	4.324%	53,463.64	20,978.62	0.00	05/06/27	05/06/32	--	14,358,651.27	14,337,672.65	01/06/24
3	30312470	98	Various	Various	Actual/360	3.795%	179,735.42	0.00	0.00	04/06/27	04/06/28	--	55,000,000.00	55,000,000.00	01/06/24
4	30312475	OF	Uniondale	NY	Actual/360	4.550%	210,487.66	69,825.63	0.00	N/A	06/01/27	--	53,722,479.11	53,652,653.48	12/01/23
5	30312476	OF	New York	NY	Actual/360	4.666%	200,897.22	0.00	0.00	N/A	03/06/27	--	50,000,000.00	50,000,000.00	01/06/24
7	30312478	OF	Secaucus	NJ	Actual/360	4.358%	159,479.72	0.00	0.00	N/A	04/06/27	--	42,500,000.00	42,500,000.00	01/06/24
8	30312479	OF	Seattle	WA	Actual/360	5.155%	186,158.86	0.00	0.00	N/A	05/06/24	--	41,936,855.00	41,936,855.00	01/06/24
9A1	30312480	LO	Denver	CO	Actual/360	5.270%	110,057.89	39,371.75	0.00	N/A	05/06/24	--	24,252,213.71	24,212,841.96	01/06/24
9A2	30312481				Actual/360	5.270%	52,990.84	18,956.76	0.00	N/A	05/06/24	--	11,676,992.29	11,658,035.53	01/06/24
10	30312483	OF	Norfolk	VA	Actual/360	4.860%	131,411.11	54,813.98	0.00	N/A	05/06/27	--	31,400,504.98	31,345,691.00	01/06/24
11	30312484	OF	New Orleans	LA	Actual/360	4.750%	123,597.89	25,405,885.90	0.00	N/A	05/06/27	--	30,217,480.33	0.00	01/06/24
12	30312485	MF	Riverside	CA	Actual/360	4.940%	125,324.53	66,438.34	0.00	N/A	02/06/27	--	29,461,166.75	29,394,728.41	01/06/24
13	30312486	OF	Bala Cynwyd	PA	Actual/360	5.080%	122,841.42	50,282.76	0.00	N/A	07/05/26	--	28,081,605.63	28,031,322.87	03/05/23
14	30312488	MF	Newark	DE	Actual/360	4.266%	108,092.74	0.00	0.00	N/A	05/06/27	--	29,425,000.00	29,425,000.00	01/06/24
15	30312489	RT	Avondale	AZ	Actual/360	4.730%	85,652.55	52,345.10	0.00	N/A	03/01/27	--	21,029,064.76	20,976,719.66	01/01/24
16	30312491	RT	Elverson	PA	Actual/360	4.500%	93,000.00	0.00	0.00	N/A	05/06/27	--	24,000,000.00	24,000,000.00	01/06/24
17	30312492	LO	Tinton Falls	NJ	Actual/360	5.320%	84,409.40	36,860.43	0.00	N/A	04/06/27	--	18,425,528.91	18,388,668.48	01/06/24
18	30312493	LO	Jamaica	NY	Actual/360	5.523%	89,193.30	29,346.66	0.00	N/A	05/06/27	--	18,754,175.75	18,724,829.09	12/06/23
19	30312495	RT	New York	NY	Actual/360	4.972%	84,558.53	0.00	0.00	N/A	03/06/27	--	19,750,000.00	19,750,000.00	01/06/24
20	30312496	RT	Grand Blanc	MI	Actual/360	5.160%	77,785.53	29,356.40	0.00	N/A	03/06/27	--	17,506,120.98	17,476,764.58	01/06/24
21	30312497	OF	Thousand Oaks	CA	Actual/360	4.450%	72,274.92	25,308.00	0.00	N/A	04/06/27	--	18,861,160.27	18,835,852.27	01/06/24
22	30312498	MU	New York	NY	Actual/360	4.750%	39,471.18	0.00	0.00	N/A	05/06/27	--	9,650,000.00	9,650,000.00	12/06/23
23	30312499	MU	New York	NY	Actual/360	4.750%	35,380.90	0.00	0.00	N/A	05/06/27	--	8,650,000.00	8,650,000.00	01/06/24
24	30312500	IN	Bridgeville	PA	Actual/360	4.630%	70,034.53	22,564.45	0.00	N/A	05/06/27	--	17,565,965.08	17,543,400.63	01/06/24
25	30312501	OF	Highlands Ranch	CO	Actual/360	4.920%	71,816.14	22,484.06	0.00	N/A	01/05/26	--	16,951,095.23	16,928,611.17	01/05/24
26	30312502	IN	Miamisburg	OH	Actual/360	5.186%	70,437.30	26,328.18	0.00	N/A	03/06/27	--	15,772,880.81	15,746,552.63	01/06/24
27	30312503	LO	Various	Various	Actual/360	5.730%	74,111.31	35,770.90	0.00	N/A	03/06/27	--	15,020,025.93	14,984,255.03	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	30312504	LO	Seaside	OR	Actual/360	5.060%	57,976.38	34,353.93	0.00	N/A	04/06/27	--	13,305,811.93	13,271,458.00	01/06/24
29	30312505	LO	San Carlos	CA	Actual/360	5.750%	64,895.45	24,280.38	0.00	N/A	01/05/27	--	13,106,515.15	13,082,234.77	01/05/24
30	30312506	MF	Fort Wayne	IN	Actual/360	4.000%	46,500.00	0.00	0.00	N/A	04/06/27	--	13,500,000.00	13,500,000.00	01/06/24
31	30312507	RT	Fontana	CA	Actual/360	4.490%	49,559.37	0.00	0.00	N/A	05/01/27	--	12,818,000.00	12,818,000.00	01/01/24
32	30312508	OF	Davie	FL	Actual/360	5.226%	45,636.83	16,594.32	0.00	N/A	05/06/27	--	10,141,142.16	10,124,547.84	01/06/24
33	30312509	OF	West Hills	CA	Actual/360	4.695%	44,472.08	0.00	0.00	N/A	05/06/27	--	11,000,000.00	11,000,000.00	01/06/24
34	30312510	MF	Chattanooga	TN	Actual/360	4.350%	36,188.74	13,094.63	0.00	N/A	06/06/27	--	9,661,065.44	9,647,970.81	01/06/24
35	30312511	RT	Huntersville	NC	Actual/360	4.700%	35,008.64	12,550.45	0.00	N/A	05/06/27	--	8,650,040.22	8,637,489.77	01/06/24
36	30312512	RT	Thorndale	PA	Actual/360	5.480%	37,509.92	12,345.14	0.00	N/A	06/01/27	--	7,948,887.30	7,936,542.16	01/01/24
37	30312513	IN	Novi	MI	Actual/360	5.130%	36,366.62	11,030.52	0.00	N/A	04/06/27	--	8,232,398.37	8,221,367.85	01/06/24
38	30312514	Various Wilmington		DE	Actual/360	5.110%	33,964.92	13,325.19	0.00	N/A	12/05/26	--	7,718,812.23	7,705,487.04	01/05/24
39	30312515	IN	West Valley City	UT	Actual/360	4.642%	28,215.97	10,420.84	0.00	N/A	04/06/27	--	7,058,797.32	7,048,376.48	01/06/24
40	30312516	LO	Ocean City	MD	Actual/360	5.220%	30,211.21	11,009.78	0.00	N/A	05/06/27	--	6,721,069.87	6,710,060.09	12/06/23
41	30312517	RT	Spring	TX	Actual/360	4.790%	27,864.57	10,391.89	0.00	N/A	04/06/27	--	6,755,503.32	6,745,111.43	01/06/24
42	30312518	RT	Various	MI	Actual/360	4.990%	26,098.14	10,364.18	0.00	N/A	05/06/27	--	6,073,651.13	6,063,286.95	01/06/24
46	30312522	MU	Ocoee	FL	Actual/360	4.830%	25,888.02	9,190.51	0.00	N/A	05/06/27	--	6,224,327.71	6,215,137.20	01/06/24
47	30312523	IN	Dublin	OH	Actual/360	4.625%	24,058.41	8,846.52	0.00	N/A	06/06/27	--	6,040,821.42	6,031,974.90	01/06/24
48	30312524	RT	Ann Arbor	MI	Actual/360	4.816%	24,302.07	0.00	0.00	N/A	04/06/27	--	5,860,000.00	5,860,000.00	01/06/24
49	30312525	SS	Colorado Springs	CO	Actual/360	4.710%	20,889.18	9,226.68	0.00	N/A	05/06/27	--	5,150,403.10	5,141,176.42	01/06/24
50	30312526	RT	Las Vegas	NV	Actual/360	4.870%	21,963.54	8,184.03	0.00	N/A	05/06/27	--	5,237,381.45	5,229,197.42	01/06/24
51	30312527	MF	Worcester	MA	Actual/360	4.918%	20,887.04	8,629.04	0.00	N/A	03/06/27	--	4,932,070.37	4,923,441.33	01/06/24
52	30312528	RT	Nags Head	NC	Actual/360	4.860%	21,521.76	7,534.64	0.00	N/A	11/05/26	--	5,142,594.49	5,135,059.85	01/05/24
53	30312529	LO	Grand Prairie	TX	Actual/360	5.107%	21,655.13	8,230.77	0.00	N/A	05/06/27	--	4,924,200.38	4,915,969.61	01/06/24
54	30312530	LO	York	PA	Actual/360	4.830%	17,165.06	12,577.13	0.00	N/A	09/05/25	--	4,127,041.94	4,114,464.81	12/05/23
55	30312531	RT	Plano	TX	Actual/360	5.100%	18,608.77	7,181.34	0.00	N/A	03/01/27	--	4,237,291.89	4,230,110.55	01/01/24
56	30312532	RT	San Angelo	TX	Actual/360	5.190%	11,623.08	4,283.23	0.00	N/A	05/06/27	--	2,600,726.37	2,596,443.14	01/06/24
57	30312533	SS	Ocala	FL	Actual/360	5.596%	11,838.45	2,456,732.26	0.00	N/A	04/06/24	--	2,456,732.26	0.00	01/06/24
58	30312534	MH	Yuma	AZ	Actual/360	4.920%	8,029.71	3,274.08	0.00	N/A	05/06/27	--	1,895,289.55	1,892,015.47	01/06/24
Totals							3,950,601.04	28,793,505.25	0.00				973,565,496.27	939,960,396.59
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	16,821,256.91	17,158,529.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	18,710,480.72	18,774,350.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A3	18,710,480.72	18,774,350.72	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	0.00	14,967,674.60	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,160,738.07	5,155,527.64	01/01/23	06/30/23	--	0.00	0.00	279,735.03	279,735.03	0.00	0.00
5	15,033,414.16	11,647,991.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,129,848.68	4,089,119.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	22,418,324.98	01/01/23	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A1	3,146,965.32	3,996,766.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9A2	3,146,965.32	3,996,766.24	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,458,785.74	3,158,523.40	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,425,883.91	3,950,620.61	04/01/22	03/31/23	10/04/23	8,189,598.99	65,914.90	0.00	0.00	0.00	0.00
12	5,624,090.55	5,983,530.92	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	778,435.96	1,657,649.98	01/01/23	06/30/23	08/08/23	13,826,581.02	502,766.74	112,386.95	1,227,271.76	436,538.84	0.00
14	3,535,121.75	3,383,328.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,743,055.78	4,004,468.61	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,047,980.12	2,770,425.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,226,621.37	(901,902.08)	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	5,792,976.05	2,117,079.36	01/01/23	06/30/23	--	0.00	0.00	118,459.22	118,459.22	0.00	0.00
19	770,094.40	1,114,242.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,620,070.41	1,716,487.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,664,517.84	1,377,904.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	618,051.27	650,449.99	01/01/23	09/30/23	--	0.00	0.00	39,429.63	39,429.63	4,016.10	0.00
23	364,863.22	666,381.13	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,724,402.61	2,069,125.40	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,987,285.07	771,305.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	2,383,852.23	2,474,076.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	28,720,011.04	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,352,790.57	1,204,943.24	04/01/22	03/31/23	--	0.00	0.00	0.00	0.00	19,250.36	0.00
30	1,183,705.79	1,314,675.55	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,727,722.21	1,751,391.80	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,499,794.07	1,604,671.25	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
34	1,228,901.91	1,279,161.89	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	318,317.09	0.00
35	840,636.90	950,558.53	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	913,029.06	1,077,388.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,119,566.99	915,899.43	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	618,314.02	719,936.06	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,339,986.11	1,304,925.15	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,014,028.71	944,435.55	01/01/23	09/30/23	--	0.00	0.00	41,192.05	41,192.05	0.00	0.00
41	630,418.60	639,962.30	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	714,725.33	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	632,232.19	935,469.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	446,459.68	439,037.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	846,386.58	775,542.55	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	784,676.00	796,645.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	499,965.00	516,945.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	613,771.47	564,855.45	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
54	584,583.77	255,221.26	01/01/23	09/30/23	--	0.00	0.00	29,724.42	29,724.42	0.00	0.00
55	759,150.21	745,731.98	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	391,045.49	319,239.28	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	146,653,403.51	206,434,474.22				22,016,180.01	568,681.64	620,927.30	1,735,812.11	778,122.39	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30312484	25,352,123.70	DPO	0.00	0.00
57	30312533	2,456,732.26	Payoff Prior to Maturity	0.00	0.00
Totals		27,808,855.96		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/24	0	0.00	0	0.00	1	28,031,322.87	1	13,082,234.77	1	28,031,322.87	0	0.00	0	0.00	2	27,808,855.96	4.708611%	4.691430%	36
12/15/23	2	48,971,656.08	0	0.00	1	28,081,605.63	1	13,106,515.15	1	28,081,605.63	0	0.00	0	0.00	0	0.00	4.712364%	4.695324%	37
11/17/23	1	30,275,001.87	0	0.00	1	28,135,622.34	1	13,132,763.16	1	28,135,622.34	0	0.00	0	0.00	0	0.00	4.712611%	4.695569%	38
10/17/23	1	30,328,310.74	0	0.00	1	28,185,450.83	1	13,156,794.58	1	28,185,450.83	0	0.00	0	0.00	0	0.00	4.712838%	4.695795%	39
09/15/23	0	0.00	0	0.00	2	58,624,425.09	1	13,182,802.81	1	28,239,029.78	0	0.00	0	0.00	0	0.00	4.713081%	4.696038%	40
08/17/23	0	0.00	1	30,438,254.48	1	28,288,407.89	1	13,206,587.69	1	28,288,407.89	0	0.00	0	0.00	0	0.00	4.713305%	4.696260%	41
07/17/23	1	30,490,898.33	0	0.00	1	28,337,570.94	1	13,230,255.38	1	28,337,570.94	1	17,066,669.26	0	0.00	0	0.00	4.713527%	4.696482%	42
06/16/23	0	0.00	0	0.00	1	28,390,508.63	1	13,255,913.29	1	28,390,508.63	0	0.00	0	0.00	0	0.00	4.713766%	4.696719%	43
05/17/23	0	0.00	0	0.00	1	28,439,226.99	1	13,279,337.95	1	28,439,226.99	0	0.00	0	0.00	0	0.00	4.713986%	4.696938%	44
04/17/23	0	0.00	0	0.00	1	28,491,736.15	1	13,304,761.80	1	28,491,736.15	0	0.00	0	0.00	0	0.00	4.714222%	4.697172%	45
03/17/23	0	0.00	0	0.00	1	28,540,013.63	1	13,327,945.79	1	28,540,013.63	0	0.00	0	0.00	0	0.00	4.714438%	4.697387%	46
02/17/23	0	0.00	0	0.00	1	28,600,135.50	1	13,357,384.43	1	28,600,135.50	0	0.00	0	0.00	0	0.00	4.714707%	4.697656%	47
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	30312475	12/01/23	0	B	279,735.03	279,735.03	0.00	53,722,479.11
13	30312486	03/05/23	9	6	112,386.95	1,227,271.76	613,474.70	28,540,013.63	11/16/21	7			12/29/22
18	30312493	12/06/23	0	B	118,459.22	118,459.22	0.00	18,754,175.75	08/15/23	1
22	30312498	12/06/23	0	B	39,429.63	39,429.63	4,016.10	9,650,000.00
40	30312516	12/06/23	0	B	41,192.05	41,192.05	0.00	6,721,069.87
Totals					591,202.88	1,706,087.69	617,490.80	117,387,738.36
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		77,807,732	77,807,732		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		21,043,076	21,043,076		0	0
25 - 36 Months		53,954,105	12,840,547		0	41,113,558
37 - 48 Months		674,804,793	674,804,793		0	0
49 - 60 Months		55,000,000	55,000,000		0	0
> 60 Months		57,350,691	57,350,691		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	939,960,397	911,929,074	0	0	0	28,031,323
Dec-23	973,565,496	896,512,235	48,971,656	0	0	28,081,606
Nov-23	974,628,686	916,218,062	30,275,002	0	0	28,135,622
Oct-23	975,607,877	917,094,115	30,328,311	0	0	28,185,451
Sep-23	976,662,695	918,038,270	0	0	30,385,395 28,239,030
Aug-23	977,633,273	918,906,611	0	30,438,254	0	28,288,408
Jul-23	978,599,741	919,771,272	30,490,898	0	0	28,337,571
Jun-23	979,642,298	951,251,789	0	0	0	28,390,509
May-23	980,600,259	952,161,032	0	0	0	28,439,227
Apr-23	981,634,617	953,142,881	0	0	0	28,491,736
Mar-23	982,584,142	954,044,129	0	0	0	28,540,014
Feb-23	983,771,884	955,171,748	0	0	0	28,600,136
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9A1	30312480	24,212,841.96	24,212,841.96	62,900,000.00	07/28/20	3,306,367.48	0.92000	09/30/23	05/06/24	279
9A2	30312481	11,658,035.53	11,658,035.53	62,900,000.00	07/28/20	3,306,367.48	0.92000	09/30/23	05/06/24	279
11	30312484	0.00	-	55,260,000.00	04/25/17	3,284,822.61	1.54000	03/31/23	05/06/27	279
13	30312486	28,031,322.87	28,540,013.63	22,250,000.00	06/14/23	1,522,025.12	0.73000	06/30/23	07/05/26	279
18	30312493	18,724,829.09	18,754,175.75	58,000,000.00	07/21/20	1,394,548.94	0.49000	06/30/23	05/06/27	256
Totals		82,627,029.45	83,165,066.87	261,310,000.00		12,814,131.63

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9A1	30312480	LO	CO	12/27/23	98

1/11/2024 - The loan transferred to special servicing effective 12/27/23, due to Borrower''s request for a modification of the loan and extension of the maturity date. The SS is working on the Hello Letter, PNA and other requisite deliverables for

	this new transfer. The Initial ASR will be forthcoming.

9A2	30312481	Various	Various	12/27/23	98

1/11/2024 - The loan transferred to special servicing effective 12/27/23, due to Borrower''s request for a modification of the loan and extension of the maturity date. The SS is working on the Hello Letter, PNA and other requisite deliverables for

	this new transfer. The Initial ASR will be forthcoming.

11	30312484	OF	LA	07/06/23	6

12/11/2023 - The Borrower entered in a contract with a buyer to sell the property at an price that is below the amounts due on the loan, which remain subject to Lender approval. Should Lender approve the transaction, it will likely close in January

2024. The Loan is in payment default. On the introductory call, Borrower informed the SS that they wanted to complete a transition of title to the Lender in the near term. Lender and borrower entered into an agreement, wherein borrower would engage a third-party broker to market the asset for sale, subject to Lender approval, through the end of the year. . If the transaction described above fails to close, Borrower and Lender will record a deed-in-lieu and title will transfer to the Lender, subject to clean tit le report and ESA report. The Loan transferred to special servicing, effective 7/6/23. The PNA was executed on 7/26/23. The SS toured the subject property as well as competitive properties on 7/17/23.

13	30312486	OF	PA	11/16/21	7

1/11/2024 - Asset transferred to ASC from LNR Partners LLC effective June 24, 2022. The borrower indicated it no longer wanted to remain in title and cooperated with an orderly transition of title to the lender. The Special Servicer completed a

DIL transaction and took title to the property 12/29/2022. Special Servicer is working with local brokerage team to execute on new leases and key renewals. A total of 23,302 SF (17.5% NRA) of leases have been signed since 12/29/2022.

18	30312493	LO	NY	08/15/23	1

1/11/2024 - The parties executed a Forbearance Agreement 12/29/2023 that gives until 3/15/2024 for Borrower to close on a pending sale of the property. In the event the property is not sold by 3/15/2024, under the terms of the Forbearance

Agreement, Borrower will be afforded additional time to obtain approval from the franchisor for a conversion of the property back to pre-migrant facility status. The SS continues to press the Borrower for details regarding the sale, as well as any agreement with the franchisor required to accommodate the sale. Borrower initially indicated that a sale could occur in Q4 2023, but now is being delayed until March 2024. Borrower continues to keep the loan current through December 2023.

	Borrower agreed to pay reasonable legal expenses, special servicing fees, third party expenses, etc., which are due from the Borrower.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
9A1	30312480	25,664,771.51	5.27000%	25,628,052.99	5.27000%	9	09/06/20	09/06/20	11/24/20
9A2	30312481	12,357,112.45	5.27000%	12,339,433.17	5.27000%	9	09/06/20	09/06/20	11/24/20
17	30312492	19,669,971.81	5.32000%	19,638,812.31	5.32000%	8	12/16/20	12/16/20	01/15/21
18	30312493	19,807,611.29	5.52300%	19,780,235.86	5.52300%	10	09/16/20	09/16/20	12/02/20
22	30312498	9,650,000.00	4.75000%	9,650,000.00	4.75000%	10	05/11/21	02/06/21	06/09/21
23	30312499	8,650,000.00	4.75000%	8,650,000.00	4.75000%	10	05/11/21	12/06/20	06/08/21
25	30312501	0.00	4.92000%	0.00	4.92000%	8	11/10/22	11/10/22	07/10/23
29	30312505	13,947,006.00	5.75000%	13,947,006.00	5.75000%	10	08/26/21	--	08/26/21
41	30312517	0.00	4.79000%	0.00	4.79000%	8	11/17/21	06/30/20	11/17/21
43	30312519	0.00	4.81000%	0.00	4.81000%	8	06/05/20	06/05/20	07/28/20
44	30312520	6,515,589.10	5.58700%	6,515,589.10	5.58700%	8	06/01/20	06/01/20	07/06/20
46	30312522	0.00	4.83000%	0.00	4.83000%	8	09/01/20	09/01/20	11/04/20
50	30312526	5,553,643.88	4.87000%	5,546,786.13	4.87000%	8	07/31/20	07/31/20	08/28/20
54	30312530	4,547,372.86	4.83000%	4,536,543.95	4.83000%	10	10/05/20	10/05/20	01/07/21
Totals		126,363,078.90		126,232,459.51
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	30312484 01/18/24	30,217,480.33	55,260,000.00	26,625,366.72	854,229.39	26,260,115.29	25,405,885.90	4,811,594.43	0.00	0.00	4,811,594.43	14.15%
44	30312520 06/17/22	6,315,737.02	8,900,000.00	7,998,726.92	1,713,181.17	7,998,726.92	6,285,545.75	30,191.27	0.00	0.00	30,191.27	0.44%
45	30312521 06/17/21	6,077,904.04	6,400,000.00	6,601,407.83	1,219,571.41	6,601,407.83	5,381,836.42	696,067.62	0.00	64,716.43	631,351.19	9.78%
Current Period Totals		30,217,480.33	55,260,000.00	26,625,366.72	854,229.39	26,260,115.29	25,405,885.90	4,811,594.43	0.00	0.00	4,811,594.43
Cumulative Totals		42,611,121.39	70,560,000.00	41,225,501.47	3,786,981.97	40,860,250.04	37,073,268.07	5,537,853.32	0.00	64,716.43	5,473,136.89

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	30312484	01/18/24	0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43
44	30312520	06/17/22	0.00	0.00	30,191.27	0.00	0.00	30,191.27	0.00	0.00	30,191.27
45	30312521	12/16/22	0.00	0.00	631,351.19	0.00	0.00	(61,440.18)	0.00	0.00	634,627.44
		06/17/21	0.00	0.00	696,067.62	0.00	0.00	696,067.62	0.00	0.00
Current Period Totals			0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43	0.00	0.00	4,811,594.43
Cumulative Totals			0.00	0.00	5,473,136.89	0.00	0.00	5,476,413.14	0.00	0.00	5,476,413.14

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	565.10	0.00	0.00	0.00
11	0.00	0.00	(32,283.28)	0.00	0.00	0.00	0.00	0.00	(3,233.36)	0.00	0.00	0.00
13	0.00	0.00	6,045.35	0.00	0.00	60,424.08	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	689.99	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	606.35	0.00	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	4,037.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	0.00	0.00	176.90	0.00	0.00	0.00	0.00	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	943.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	445.88	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	175.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	295.16	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	130.97	0.00	0.00	0.00
54	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	50,739.70	0.00	0.00	0.00
Total	0.00	0.00	(22,200.57)	0.00	3,332.67	60,424.08	0.00	0.00	48,202.41	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		89,758.59

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 27 of 27